21. Deferred Revenue	12 Months Ended
Dec. 31, 2017
Deferred Revenue
Deferred Revenue

The Company’s subsidiaries have recognized the following deferred revenue:

	2017	2016

‘am/pm’ and Jet Oil franchising upfront fee	19,537	18,620
Loyalty program “Km de Vantagens”	9,134	13,062
Loyalty program “Clube Extrafarma”	2,638	3,128

	31,309	34,810

Current	18,413	22,300
Non-current	12,896	12,510

Loyalty Programs

Subsidiary Ipiranga has a loyalty program called Km de Vantagens (www.kmdevantagens.com.br) under which registered customers are rewarded with points when they buy products at Ipiranga service stations or at its partners. The customers may exchange these points, during the period of one year, for discounts on products and services offered by Ipiranga and its partners. Points received by Ipiranga’s customers that may be used with the partner Multiplus Fidelidade and for discounts of fuel in Ipiranga’s website (www.postoipiranganaweb.com.br) and discounted from sales revenue.

Subsidiary Extrafarma has a loyalty program called Clube Extrafarma (www.clubeextrafarma.com.br) under which registered customers are rewarded with points when they buy products at its drugstore chain. The customers may exchange these points, during the period of six months, for discounts in products at its drugstore chain, recharge credit on a mobile phone, and prizes offered by partners Multiplus Fidelidade and Ipiranga, through Km de Vantagens. Points received by Extrafarma’s customers are discounted from sales revenue.

Deferred revenue is estimated based on the fair value of the points granted, considering the value of the prizes and the expected redemption of points. Deferred revenue is recognized in profit or loss when the points are redeemed, on which occasion the costs incurred are also recognized. Deferred revenue of unredeemed points is also recognized in profit or loss when the points expire.

Franchising Upfront Fee

am/pm is the convenience stores chain of the Ipiranga service stations. Ipiranga ended 2017 with 2,414 stores (2,165 stores in 2016). Jet Oil is Ipiranga’s lubricant-changing and automotive service specialized network. Ipiranga ended 2017 with 1,735 stores (1,594 stores in 2016). The franchising upfront fee received by Ipiranga is deferred and recognized in profit or loss on the straight-line accrual basis throughout the terms of the agreements with the franchisees.